Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue
Summary of total revenues

For the years ended December 31	2024	2023
Revenue from contracts with customers
Stream and related interests
Gold	$108,143	$74,743
Silver	96,584	74,275
Other	842	8,139
Royalty Interests	62,050	46,867
Revenue – other	1,372	—
Total revenues	$268,991	$204,024

For the years ended December 31	2024	2023
Revenue from contracts with customers
Stream and related interests
Cerro Lindo	$69,876	$45,602
Northparkes	64,636	28,337
Buriticá	16,352	11,352
Impala Bafokeng	13,998	12,487
Auramet	11,919	9,794
ATO	10,706	19,030
Bonikro	7,335	—
Agbaou	4,731	—
La Colorada	3,344	5,149
Other	2,672	25,406
	$205,569	$157,157
Royalty Interests
Beta Hunt	$11,605	$9,498
Fosterville	9,907	9,923
Camino Rojo	6,732	4,459
Kensington	6,715	—
Young-Davidson	6,397	5,218
Florida Canyon	4,959	4,098
Stawell	3,337	1,621
Agbaou	2,975	2,570
Dargues	2,971	3,094
Other	6,452	6,386
	$62,050	$46,867
Revenue from contracts with customers	$267,619	$204,024
Revenue – other	$1,372	$—
Total revenues	$268,991	$204,024